Vessels, net/Assets held for sale, Disposal of Vessels (Details) - USD ($)	3 Months Ended					6 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 04, 2024	Nov. 13, 2024	May 01, 2024	Feb. 15, 2024	Jan. 19, 2024	Dec. 21, 2023	Dec. 07, 2023	Nov. 10, 2023	Oct. 16, 2023	Oct. 06, 2023	Sep. 22, 2023	Jun. 02, 2023	Mar. 23, 2023	Mar. 13, 2023
Property, Plant and Equipment [Line Items]
Net gain (loss) on sale of vessels						$ 800,000	$ 19,298,394	$ 6,383,858	$ 0
M/V Magic Rainbow [Member]
Property, Plant and Equipment [Line Items]
Sale price of vessel																							$ 12,600,000
Net gain (loss) on sale of vessels					$ 3,200,000
M/V Magic Twilight [Member]
Property, Plant and Equipment [Line Items]
Sale price of vessel																					$ 17,500,000
Net gain (loss) on sale of vessels				$ 3,200,000
M/V Magic Argo [Member]
Property, Plant and Equipment [Line Items]
Sale price of vessel																				$ 15,750,000
Net gain (loss) on sale of vessels			$ 2,600,000
M/V Magic Sun [Member]
Property, Plant and Equipment [Line Items]
Sale price of vessel																			$ 6,550,000
Net gain (loss) on sale of vessels			700,000
M/V Magic Phoenix [Member]
Property, Plant and Equipment [Line Items]
Sale price of vessel																		$ 14,000,000
Net gain (loss) on sale of vessels			$ (3,300,000)
M/V Magic Moon [Member]
Property, Plant and Equipment [Line Items]
Sale price of vessel																	$ 11,800,000					$ 13,950,000
Net gain (loss) on sale of vessels		$ 2,400,000
M/V Magic Orion [Member]
Property, Plant and Equipment [Line Items]
Sale price of vessel																$ 17,400,000
Net gain (loss) on sale of vessels		1,400,000
M/V Magic Venus [Member]
Property, Plant and Equipment [Line Items]
Sale price of vessel															$ 17,500,000
Net gain (loss) on sale of vessels	$ 3,200,000
M/V Magic Nova [Member]
Property, Plant and Equipment [Line Items]
Sale price of vessel														$ 16,100,000
Net gain (loss) on sale of vessels		$ 4,100,000
M/V Magic Horizon [Member]
Property, Plant and Equipment [Line Items]
Sale price of vessel														$ 15,800,000
Net gain (loss) on sale of vessels	4,300,000
M/V Magic Nebula [Member]
Property, Plant and Equipment [Line Items]
Sale price of vessel													$ 16,200,000
Net gain (loss) on sale of vessels	1,900,000
M/V Magic Vela [Member]
Property, Plant and Equipment [Line Items]
Sale price of vessel												$ 16,400,000
Net gain (loss) on sale of vessels	$ 2,000,000
M/V Ariana A [Member]
Property, Plant and Equipment [Line Items]
Sale price of vessel											$ 16,500,000
M/V Gabriela A [Member]
Property, Plant and Equipment [Line Items]
Sale price of vessel										$ 19,300,000